10. Accounts Receivable Concessions (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable Concessions Details 4Abstract
Transmission concession agreement, beginning	R$ 1,497,399	R$ 1,342,055
Transfers to contract assets	(1,497,399)
Transfers to electricity grid use charges - customers		(81,497)
Transfers to property, plant and equipment		(29,264)
Remuneration		129,769
Construction income		136,336
Transmission concession agreement, ending	R$ 0	R$ 1,497,399